Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2025
Regulatory Matters [Abstract]
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2025 and September 30, 2025 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2025		September 30, 2025
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,826	8.11	6,025	8.12
Actual	9,506	13.23	10,166	13.70
Tier 1 capital:
Required (1)	6,904	9.61	7,138	9.62
Actual	11,248	15.65	12,287	16.55
Total risk-based capital:
Required (1)	8,341	11.61	8,622	11.62
Actual	12,755	17.75	13,662	18.41
Leverage Ratio (2) :
Required (3)	8,715	3.70	8,963	3.70
Actual	11,248	4.77	12,287	5.07
MHBK:
Common Equity Tier 1 capital:
Required	2,964	4.50	3,043	4.50
Actual	7,529	11.42	8,350	12.34
Tier 1 capital:
Required	3,952	6.00	4,057	6.00
Actual	9,267	14.06	10,473	15.48
Total risk-based capital:
Required	5,270	8.00	5,410	8.00
Actual	10,718	16.27	11,836	17.50
Leverage Ratio (2) :
Required	6,837	3.15	6,984	3.15
Actual	9,267	4.26	10,473	4.72
MHTB:
Common Equity Tier 1 capital:
Required	70	4.50	71	4.50
Actual	493	31.60	549	34.57
Tier 1 capital:
Required	93	6.00	95	6.00
Actual	493	31.60	549	34.58
Total risk-based capital:
Required	125	8.00	127	8.00
Actual	493	31.60	549	34.58
Leverage Ratio (2) :
Required	115	3.15	112	3.15
Actual	493	13.49	549	15.33

	March 31, 2025		September 30, 2025
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,737	4.50	2,775	4.50
Actual	6,116	10.05	6,882	11.15
Tier 1 capital:
Required	3,649	6.00	3,700	6.00
Actual	7,843	12.89	8,993	14.58
Total risk-based capital:
Required	4,866	8.00	4,934	8.00
Actual	9,258	15.22	10,347	16.77
Leverage Ratio (2) :
Required	6,240	3.15	6,383	3.15
Actual	7,843	3.95	8,993	4.43
MHTB:
Common Equity Tier 1 capital:
Required	66	4.50	66	4.50
Actual	454	30.86	512	34.44
Tier 1 capital:
Required	88	6.00	89	6.00
Actual	454	30.86	512	34.44
Total risk-based capital:
Required	117	8.00	118	8.00
Actual	454	30.86	512	34.44
Leverage Ratio (2) :
Required	110	3.15	103	3.15
Actual	454	12.98	512	15.52

Notes:
(1)
The required ratios described above, at March 31, 2025 and September 30, 2025, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.11% and 0.12%, respectively, and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.00%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets.

(2)	The required and actual amounts described above at March 31, 2025 and September 30, 2025 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios described above, at March 31, 2025 and September 30, 2025, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.